Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Stock Option Activity and Related Information
A summary of our stock option activity and related information, which includes both continuing and discontinued operations, is as follows:

		Weighted-Average
(Shares in thousands)	Stock Options	Exercise Price Per Share ($)	Remaining Contractual Term (in years)	Aggregate Intrinsic Value ($ in millions)
Outstanding at January 1, 2024	173	20.37
Granted	—	—
Forfeited	—	—
Exercised	—	—
Outstanding at December 31, 2024	173	20.37	3.36
At December 31, 2024:
Vested and expected to vest	—	—	—	—
Exercisable	173	20.37	3.36	—

Schedule of Stock Award Activity and Related Information
A summary of our stock award activity and related information, which includes both continuing and discontinued operations, is as follows:

(Shares in thousands)	PSUs(1)	Weighted- Average Grant Date Fair Value ($)	RSUs	Weighted- Average Grant Date Fair Value ($)
Nonvested at January 1, 2024	5,794	26.37	68	26.96
Granted(2)	2,425	24.39	89	20.62
Vested	(2,139)	25.74	(69)	26.88
Forfeited	(392)	26.03	—	—
Liability-classified(3)	(563)	26.33	—	—
Nonvested at December 31, 2024	5,126	24.55	88	20.60

At December 31, 2024:
Unrecognized cost for nonvested awards ($ in millions)	42		—
Weighted-average future recognition period (in years)	2.01		0.36
(1) Unless otherwise noted, the number of PSUs granted are based on the target number of shares. Based on specified targets, actual performance may result in additional shares vesting, up to a maximum 145% payout achievement.
(2) Includes 584 thousand PSUs for vestings above the target thresholds. These PSUs were granted in prior years and either vested in 2024 or will vest in 2025 upon achievement of normal service requirements.
(3) Refer to the Modifications section for awards expected to settle in cash.

Schedule of Fair Value of Stock Awards Granted Including Weighted Average Grant Date Fair Value	Details of the grants, which includes both continuing and discontinued operations, are as follows:

(Shares in thousands)	2024	2023	2022
PSUs granted during the year	1,842	1,408	1,715
Weighted-average grant date fair value ($)	18.36	28.39	25.37

RSUs granted during the year	89	68	95
Weighted-average grant date fair value ($)	20.62	26.96	20.46

Schedule of Stock-Based Compensation Expense
Total continuing operations compensation cost for our stock-based compensation plans is recorded based on the employees’ respective functions as detailed below.

	For the year ended December 31,
($ in millions)	2024	2023	2022
Cost of services	2	2	2
Selling, general and administrative	35	32	31
Research and development	1	1	1
Stock-based compensation expense before income taxes (1)	38	34	34
Income tax benefit	10	9	8
Total stock-based compensation, net of tax	29	25	26
(1) Amounts exclude stock-based compensation expense related to discontinued operations recognized during the period, which was included in Income (loss) from discontinued operations, net of tax in the Consolidated Statements of Operations.